Financial Assets and Liabilities - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,952	$ 1,871
Financial liabilities at fair value through profit or loss:
Contingent consideration	29,875	45,166
Total Financial Liabilities	29,875	45,166
Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,952	1,871
Financial liabilities at fair value through profit or loss:
Contingent consideration	29,875	45,166
Total Financial Liabilities	29,875	45,166
Equity Securities
Financial assets at fair value through other comprehensive income:
Total Financial Assets	1,952	1,871
Equity Securities | Level 3
Financial assets at fair value through other comprehensive income:
Total Financial Assets	$ 1,952	$ 1,871